Reserves (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Claims and Benefits Payable
Future Policy Benefits and Expenses	$ 146,041	$ 136,447
Unearned Premiums	2,996	3,256
Case Reserves	102,869	108,385
Incurred But Not Reported Reserves	7,675	7,683
Universal life and other products no longer offered
Claims and Benefits Payable
Future Policy Benefits and Expenses	668	767
Unearned Premiums	2	2
Case Reserves	635	598
Incurred But Not Reported Reserves	1	3
FFG, LTC and other disposed businesses
Claims and Benefits Payable
Future Policy Benefits and Expenses	142,337	132,614
Unearned Premiums	2,646	2,710
Case Reserves	23,117	21,784
Incurred But Not Reported Reserves	2,102	1,671
Other
Claims and Benefits Payable
Future Policy Benefits and Expenses	3,036	3,066
Unearned Premiums	13	7
Case Reserves	178	242
Incurred But Not Reported Reserves	40	138
Group term life
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	37	45
Case Reserves	7,733	8,199
Incurred But Not Reported Reserves	692	832
Group disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	103	76
Case Reserves	69,823	75,895
Incurred But Not Reported Reserves	3,612	3,766
Medical
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	2	2
Case Reserves	1,007	775
Incurred But Not Reported Reserves	33	40
Dental
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	134	104
Case Reserves	43	46
Incurred But Not Reported Reserves	465	493
Credit life and disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	58	308
Case Reserves	333	846
Incurred But Not Reported Reserves	724	727
Other
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	1	2
Case Reserves	0	0
Incurred But Not Reported Reserves	$ 6	$ 13